Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 9.0	$ 11.0
Deposits	78.0	60.0
Advances and credits, highest amount during the year	12.0	16.0
Deposits, highest amount during the year	191.0	130.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 1.3	$ 2.6